VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

August 30, 2016

BY EDGARLINK

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 29 to Registration Statement on Form N-4
Prospectus Title: Voya Architect® Variable Annuity
File Nos.: 333-133944 and 811-05626

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(b) of the 1933 Act, Post-Effective Amendment No. 29 to the Registration Statement on Form N-4.

The purpose of this filing is to respond to the following comments received from Mr. Keith Gregory, Division of Investment Management, on July 26, 2016, relating to the Post-Effective Amendment No. 27 (“PEA No. 27”) to the Registration Statement filed under Rule 485(a) of the 1933 Act on June 24, 2016. The purpose of PEA No. 27 was to describe, through prospectus supplement, the terms of an Enhanced Annuitization Offer (the “Enhancement Offer”) the Company intends to make to eligible contract owners who purchased certain versions of a Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”). The following summarizes your comments, and our responses to those comments.

Comment No. 1 – Please include in a subsequent filing the required Tandy representations.

Response No. 1 – All required Tandy representations are included in this Rule 485(b) filing of the prospectus supplement, which has been revised to respond to your comments.

Comment No. 2 – Please understand that the SEC Staff will not be able to respond to your Rule 485(b)(1)(vii) request associated with this filing until we have reviewed your responses to our comments and become comfortable with the revisions to the prospectus supplement.

Response No. 2 – We understand this fact.

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Comment No. 3 – Are there any age restrictions on who can accept the offer and what are the consequences of any differences because of age.

Response No. 3 – There are no age restrictions on who can accept the offer and no differences in the offer based on age.

Comment No. 4 – Please briefly clarify what happens when the annuitant dies, especially if they have only received one or a few payments, rather than cross-referencing to the prospectus. [Initial Supplement Page 2]

Response No. 4 – We have made some additions to the paragraph on page two of the supplement to address your comment, and would specifically note that the only annuity options offered have a guaranteed payment period of at least ten years. Consequently, if the owner/annuitant dies after receiving no or only a few payments, the named beneficiary will be entitled to receive the remaining guaranteed payments. The paragraph, as revised reads as follows (changes are marked):

Annuitizing by accepting the Enhancement Offer will have the same impact on any death benefits as annuitizing under the Contract or the MGIB Rider at any other time. Upon full annuitization, the death benefit under your Contract as well as any death benefit rider you purchased with your Contract will terminate, and any amount to be paid to the beneficiary following the death of the owner or annuitant, as applicable, will depend on the annuity option chosen. For example, ~~I~~if any contract owner or the annuitant, if applicable, dies after the income phase begins and a single life annuity with payments guaranteed for ten years had been chosen, we will pay the beneficiary any ~~certain benefit~~ remaining guarantee payments under the annuity option in effect at the time. All annuity options available under the MGIB Rider guaranteed payments for at least ten years. For more information about the MGIB Annuity options available if you accept the Enhancement Offer, see “MGIB Annuity Options” within the “Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) section of the prospectus. For more information regarding your death benefit, please see the “DEATH BENEFIT CHOICES” section of your prospectus. You should consider whether annuitizing under the MGIB Rider is more important to you than retaining the Contract death benefit or any death benefit rider you purchased with your Contract.

Comment No. 5 – Please briefly clarify what happens if an annuitant dies after making an election to annuitize but before receiving any annuity payments. [Initial Supplement Page 2]

Response No. 5 – Please see our response to your Comment No. 4.

Comment No. 6 – What happens to the fees and charges other than the surrender charge if a full or partial annuitization is elected. [Initial Supplement Page 3]

Response No. 6 – All fees and charges terminate in relation to the portion of the contract that is annuitized. We have enhanced the applicable paragraph on page 3 about surrender chargers to make this clearer. The paragraph, as revised reads as follows (changes are marked):

Will I incur Surrender Charges or be subject to a Market Value Adjustment if I accept the Enhancement Offer? We will waive any surrender charges if you accept the Enhancement Offer and begin income phase payments on the Special Exercise Date. If the surrender charge period on your Contract has not expired, you will be subject to applicable surrender charges if you choose to annuitize under your Contract or under the MGIB Rider on a date other than the Special Exercise Date. The surrender charge schedule is described in your prospectus and in your Contract. Except as described below for the Market Value Adjustment, all other contract charges terminate for that portion of your contract for which you accept the Enhancement Offer.

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Securities and Exchange Commission

Comment No. 7 – Provide examples of how partial annuitization works in an Appendix.

Response No. 7 – We have added a new APPENDIX C to give examples of how partial annuitization under the Enhancement Offer may impact the contract’s value, MGIB Benefit Base and death benefit. Additionally, we have enhanced the disclosure about the taxation of partial annuitization. The revised paragraphs now read as follows (changes are marked):

Do I need to annuitize the entire MGIB Benefit Base to participate in the Enhancement Offer? No, the MGIB Rider allows you to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB Rider one time during the life of your Contract. If you elect the Enhancement Offer, you may elect to do this on the Special Exercise Date. Any portion of the MGIB Benefit Base annuitized on the Special Exercise Date will receive the 10% increase, however any portion of the MGIB Benefit Base not annuitized on the Special Exercise Date will not receive this increase. Partially annuitizing under the Enhancement Offer will reduce your contract value and death benefit in accordance with your contract terms, just as would any partial annuitization. Generally, this means that your contract value and death benefit will be reduced on a proportional basis based on the portion of the MGIB Benefit Base annuitized prior to adding the 10% increase. APPENDIX C to this supplement provides hypothetical examples of how partial annuitization may impact your contract value, MGIB Benefit Base and death benefit proportionally. Under certain contracts, a partial annuitization may result in reduction of the death benefit on something other than proportional basis. If you have any questions about the impact of a partial annuitization on your death benefit, please contact Customer Service at 1-877-235-8564.

Choosing to annuitize only a portion of the MGIB Benefit Base will not impact your ability to make additional premium payments, see “Purchase and Availability of the Contract” in the “THE ANNUITY CONTRACT” section of your prospectus. Any surrender charges on the portion of the MGIB Benefit Base annuitized will be waived, but surrender charges, if any, will continue to apply on the portion not annuitized.

Contracts that are partially annuitized are treated as separate contracts with their own annuity starting dates. Generally a portion of each annuity payment resulting from a partial annuitization will be taxed as ordinary income and the remainder will be a tax-free return of your investment in the Contract if the MGIB annuity option selected provides for payments for a period of at least ten years or for life. For information about the taxation of annuity payments, including partial annuitizations, please see “Taxation of Annuity Payments” in the “FEDERAL TAX CONSIDERATIONS” section of your prospectus. Please consult your financial, legal and/or tax adviser before annuitizing only a portion of the MGIB Benefit Base.

Comment No. 8 – Briefly describe the tax consequences of accepting the enhancement offer, either a full and partial annuitization under the rider, rather than simply cross-referencing to the tax section of the prospectus. [Initial Supplement Page 5]

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Response No. 8 – In the “What are some factors I should consider in deciding whether to accept the Enhancement Offer?” portion of the supplement, we have enhanced the bullet regarding the tax consequences of accepting the Enhancement Offer address your comment. Specifically, that bulleted item now reads as follows (changes marked):

•         The tax impact of accepting the Enhancement Offer~~, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code~~ may vary depending on the MGIB annuity option selected. Generally a portion of each payment is not taxed and the remainder is fully taxed as ordinary income. For information about the taxation of annuity payments, please see “Taxation of Annuity Payments” in the “FEDERAL TAX CONSIDERATIONS” section of your prospectus. If your Contract is an IRA, to avoid certain tax penalties required minimum distribution rules dictate the start date for distributions, the time period in which all amounts under the contract must be distributed, and the amount of distributions. For information about required minimum distributions for IRA Contracts, please see “Lifetime Required Minimum Distributions” in the “FEDERAL TAX CONSIDERATIONS” section of your prospectus. Please consult your financial, legal and/or tax adviser before electing to accept the Enhancement Offer.

As counsel to the Company and the Account, I have reviewed the enclosed Post-Effective Amendment No. 29 which is being filed under Rule 485(b) of the 1933 Act. Pursuant to Rule 485(b)(4), I hereby represent that the enclosed Post-Effective Amendment No 29 does not contain any disclosure which would render it ineligible to become effective under Rule 485(b)(1) of the 1933 Act.

It is proposed that this Registration Statement become effective on August 31, 2016.

If you have any questions, please call me at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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